Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future aggregate minimum lease payments

2022	$269,248
2023	274,633
2024	256,355
Total future minimum lease payments	$800,236
Less: imputed interest	(78,942)
Total operating lease liability	$721,294
Less: operating lease liability - current	259,297
Total operating lease liability – non current	$461,997